Balance Sheet Components - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Finite Lived Intangible Assets [Line Items]
Gross Fair Value	$ 13,500	$ 12,146
Accumulated Amortization	6,777	3,822
Net Book Value	6,723	8,324
Foreign currency translation adjustment		(27)
Total	6,723	8,297
Developed Technology
Finite Lived Intangible Assets [Line Items]
Gross Fair Value	12,130	10,791
Accumulated Amortization	5,646	2,838
Net Book Value	$ 6,484	$ 7,953
Weighted Average Remaining Useful Life (in years)	2 years 6 months	3 years 4 months 24 days
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Gross Fair Value	$ 398	$ 398
Accumulated Amortization	268	175
Net Book Value	$ 130	$ 223
Weighted Average Remaining Useful Life (in years)	2 years 2 months 12 days	2 years 10 months 24 days
Trade Names
Finite Lived Intangible Assets [Line Items]
Gross Fair Value	$ 972	$ 957
Accumulated Amortization	863	809
Net Book Value	$ 109	$ 148
Weighted Average Remaining Useful Life (in years)	2 years 2 months 12 days	3 years